Warrant Liability (Details) - Schedule of Reconciles the Warrant Liability - Warrants [Member] - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciles the Warrant Liability [Line Items]
Number of Warrants, Share, Beginning balance
Number of Warrants, Amount, Beginning balance
Number of Warrants, End of period	7,526,667,000
Number of Warrants, Amount, End of period	$ 18,630
Number of Warrants, Common shares issuable on exercise	7,526,667,000
Number of Warrants, Common shares issuable on exercise, Amount
Number of Warrants, Warrants issued	5,000,000,000
Number of Warrants, Amount, Warrants issued	$ 35,644
Number of Warrants, MBSC warrants converted	2,526,667,000
Number of Warrants, MBSC warrants converted, Amount	$ 17,959
Number of Warrants, Change in fair value
Number of Warrants, Change in fair value, Amount	$ (34,973)